Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LOOMIS SAYLES FUNDS I
Entity Central Index Key	0000917469
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000018124
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Bond Fund
Class Name	Admin Class
Trading Symbol	LBFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admin Class	$54	1.09%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%
AssetsNet	$ 4,356,767,123
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 11,111,452
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,356,767,123
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	611
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$11,111,452

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	30.3%
Short-Term Investments	3.2%
Pharmaceuticals	3.0%
ABS Car Loan	3.2%
Metals & Mining	3.2%
Life Insurance	3.3%
ABS Home Equity	4.2%
Collateralized Loan Obligations	4.3%
Banking	4.5%
Sovereigns	4.6%
ABS Other	5.0%
Technology	5.0%
Finance Companies	5.1%
Cable Satellite	7.3%
Treasuries	13.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency and futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 1.15% from 1.16%.

Material Fund Change Expenses [Text Block]	Expenses:The expense limit as a percentage of average daily net assets was reduced to 1.15% from 1.16%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000125493
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Bond Fund
Class Name	Class N
Trading Symbol	LSBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 4,356,767,123
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 11,111,452
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,356,767,123
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	611
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$11,111,452

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	30.3%
Short-Term Investments	3.2%
Pharmaceuticals	3.0%
ABS Car Loan	3.2%
Metals & Mining	3.2%
Life Insurance	3.3%
ABS Home Equity	4.2%
Collateralized Loan Obligations	4.3%
Banking	4.5%
Sovereigns	4.6%
ABS Other	5.0%
Technology	5.0%
Finance Companies	5.1%
Cable Satellite	7.3%
Treasuries	13.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency and futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.60% from 0.61%.

Material Fund Change Expenses [Text Block]	Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.60% from 0.61%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018122
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Bond Fund
Class Name	Institutional Class
Trading Symbol	LSBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
AssetsNet	$ 4,356,767,123
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 11,111,452
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,356,767,123
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	611
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$11,111,452

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	30.3%
Short-Term Investments	3.2%
Pharmaceuticals	3.0%
ABS Car Loan	3.2%
Metals & Mining	3.2%
Life Insurance	3.3%
ABS Home Equity	4.2%
Collateralized Loan Obligations	4.3%
Banking	4.5%
Sovereigns	4.6%
ABS Other	5.0%
Technology	5.0%
Finance Companies	5.1%
Cable Satellite	7.3%
Treasuries	13.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency and futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.65% from 0.66%.

Material Fund Change Expenses [Text Block]	Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.65% from 0.66%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018123
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Bond Fund
Class Name	Retail Class
Trading Symbol	LSBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Bond Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
AssetsNet	$ 4,356,767,123
Holdings Count | Holding	611
Advisory Fees Paid, Amount	$ 11,111,452
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,356,767,123
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	611
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$11,111,452

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	30.3%
Short-Term Investments	3.2%
Pharmaceuticals	3.0%
ABS Car Loan	3.2%
Metals & Mining	3.2%
Life Insurance	3.3%
ABS Home Equity	4.2%
Collateralized Loan Obligations	4.3%
Banking	4.5%
Sovereigns	4.6%
ABS Other	5.0%
Technology	5.0%
Finance Companies	5.1%
Cable Satellite	7.3%
Treasuries	13.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency and futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.90% from 0.91%.

Material Fund Change Expenses [Text Block]	Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.90% from 0.91%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018133
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Investment Grade Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	LSIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Fixed Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
AssetsNet	$ 206,243,272
Holdings Count | Holding	646
Advisory Fees Paid, Amount	$ 353,027
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$206,243,272
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	646
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$353,027

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	32.8%
Short-Term Investments	4.0%
Metals & Mining	3.0%
Collateralized Loan Obligations	3.2%
Midstream	3.3%
Sovereigns	3.5%
Finance Companies	4.0%
ABS Home Equity	4.5%
ABS Other	4.5%
ABS Car Loan	5.0%
Technology	7.1%
Banking	9.2%
Treasuries	15.9%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments